Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Provisions for Liabilities and Charges

	Property £m	Other £m	Total £m
1 January 2017	58.5	169.4	227.9
Charged to the income statement	4.1	16.9	21.0
Acquisitions[1]	4.0	22.8	26.8
Utilised	(6.0)	(21.4)	(27.4)
Released to the income statement	(5.5)	(5.9)	(11.4)
Transfers	0.1	7.1	7.2
Exchange adjustments	(2.6)	(12.5)	(15.1)
31 December 2017	52.6	176.4	229.0
Charged to the income statement[2]	72.1	13.9	86.0
Acquisitions[1]	0.5	8.3	8.8
Utilised	(5.7)	(20.1)	(25.8)
Released to the income statement	(5.7)	(4.6)	(10.3)
Transfers	2.0	10.9	12.9
Exchange adjustments	2.9	8.2	11.1
31 December 2018	118.7	193.0	311.7

Notes
[1]

Acquisitions include £8.4 million (2017: £21.9 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

[2]	Amounts charged to the income statement in 2018 include £50.6 million in regard to transformation costs with respect to the strategic initiative of co-locations in major cities.